Lease	12 Months Ended
Dec. 31, 2023
Lease	LEASE

The Group’s operating leases mainly related to offices and employees’ accommodation facilities. For leases with terms greater than 12 months, the Group records the related assets and lease liabilities at the present value of lease payments over the term. Certain leases include rental-free periods and renewal options, which are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2022 and 2023, the Group had no finance leases.

As of December 31, 2022 and 2023, the weighted average remaining lease term was 3.4 years and 2.5 years, respectively, and the weighted average discount rate was 4.9% and 4.9% for the Group’s operating leases respectively.

Operating lease cost for the year ended December 31, 2021, 2022 and 2023, was RMB20,613, RMB16,777 and RMB15,244 (US$2,147) respectively, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2021, 2022 and 2023 was RMB28,488, RMB5,062 and RMB5,379 (US$758), respectively. For the years ended December 31, 2021, 2022 and 2023, no lease cost was capitalized.

Future lease payments under operating leases as of December 31, 2023 were as follows:

	For the year ended December 31,
	RMB	US$
2024	14,426	2,032
2025	12,103	1,705
2026	5,969	841
2027	—	—
2028	—	—
Total future lease payments	32,498	4,577
Less: imputed interest	1,504	212
Total lease liability balance	30,994	4,365